Earnings/(Loss) per share	12 Months Ended
Dec. 31, 2021
Earnings per share
Earnings/(Loss) per share

Note 40.     Earnings/(Loss) per share

The computation of basic and diluted net earnings/(loss) per share for the Group is as follows:

	12 months ended December 31,
Earnings / (loss) per share	2021	2020	2019
Net income / (loss) attributable to WISeKey International Holding AG (USD'000)	(20,340)	(28,659)	8,187
Effect of potentially dilutive instruments on net gain (USD'000)	N/A	N/A	335
Net income / (loss) attributable to WISeKey International Holding AG after effect of potentially dilutive instruments (USD'000)	N/A	N/A	8,522
Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	71,642,457	42,785,300	36,079,000
Effect of potentially dilutive equivalent shares	N/A	N/A	1,399,458
Weighted average shares outstanding - diluted	N/A	N/A	37,478,458
Net earnings / (loss) per share
Basic weighted average loss per share attributable to WIHN (USD)	(0.28)	(0.67)	0.23
Diluted weighted average loss per share attributable to WIHN (USD)	(0.28)	(0.67)	0.23

For purposes of the diluted net loss per share calculation, stock options, convertible instruments and warrants are considered potentially dilutive securities and are excluded from the calculation of diluted net loss per share, because their effect would be anti-dilutive. Therefore, basic and diluted net loss per share was the same for the year ended December 31, 2021 due to the Group’s net loss position.

The following table shows the number of stock equivalents that were excluded from the computation of diluted earnings per share because the effect would have been anti-dilutive.

Dilutive vehicles with anti-dilutive effect	2021	2020	2019
Total stock options	3,171,936	1,333,434	—
Warrants	—	—	—
Total convertible instruments	14,754,955	20,369,716	—
Total number of shares from dilutive vehicles with anti-dilutive effect	17,926,891	21,703,150	—

The following table shows the number of stock equivalents that were included in the computation of diluted earnings per share:

Dilutive vehicles	2021	2020	2019
Total stock options	—	—	2,327,115
Warrants	—	—	—
Total convertible instruments	—	—	693,230
Total number of shares from dilutive vehicles	—	—	3,020,345